Total Income Tax Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Line Items]
Provision for income taxes	¥ 97,236	¥ 53,682	¥ 44,608
Income taxes on discontinued operations	4,681	(347)	(1,219)
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	4,728	5,936	1,357
Defined benefit pension plans	1,396	2,727	(1,774)
Foreign currency translation adjustments	1,756	7,225	335
Net unrealized gains (losses) on derivative instruments	357	42	(648)
Total income taxes	¥ 110,154	¥ 69,265	¥ 42,659